Annual Total Returns - Fidelity Corporate Bond Fund [BarChart] - 08.31 Fidelity Corporate Bond Fund Retail PRO-08 - Fidelity Corporate Bond Fund - Fidelity Corporate Bond Fund	Oct. 29, 2022
Bar Chart Table:
Annual Return 2012	10.01%
Annual Return 2013	(1.68%)
Annual Return 2014	8.05%
Annual Return 2015	(1.42%)
Annual Return 2016	6.49%
Annual Return 2017	6.82%
Annual Return 2018	(2.58%)
Annual Return 2019	14.46%
Annual Return 2020	10.79%
Annual Return 2021	(1.22%)